Ariel Discovery Fund | Ariel Discovery Fund
Ariel Discovery Fund
Investment objective
Ariel Discovery Fund pursues long-term capital appreciation.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ariel Discovery Fund	Investor Class	Institutional Class (Class I)
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Discovery Fund		Investor Class	Institutional Class (Class I)
Management fees		1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		3.93%	3.78%
Total annual operating expenses	[1]	5.18%	4.78%
Less fee waiver or expense reimbursement		(3.68%)	(3.53%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.50%	1.25%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Discovery Fund's total annual operating expenses to 1.50% of net assets for the Investor Class and 1.25% of net assets for Class I through the end of the fiscal year ending September 30, 2014. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2014.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Discovery Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Discovery Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	153	471	1,577	4,324
Institutional Class (Class I)	127	394	1,428	4,032

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategy
Ariel Discovery Fund invests primarily in common stocks of companies with market capitalizations under $2 billion, measured at the time of initial purchase.  Over time, the market capitalizations for the Fund’s portfolio companies may change.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.  As long as a portfolio company otherwise meets the Fund’s investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in companies which trade at low price-to-book ratios and have strong balance sheets.  The Fund only buys when Ariel believes these businesses are selling at deep discounts to their intrinsic value.

Individual company valuations will be based on assets and/or earnings power.  Flexibility in determining the proper valuation metric for a given company will be a key component of the Fund’s strategy.  We believe this approach creates a portfolio of well-researched stocks.  The Fund is managed on a dynamic basis as companies which approach fair value are likely to be sold and replaced by those with deeper discounts to intrinsic value.  The Fund may hold cash when values are difficult to identify.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Discovery Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

❖
Small capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile. Small capitalization companies often have less predictable earnings, more limited product lines and markets and more limited financial and management resources.

❖	The general level of stock prices could decline.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter:	1Q '12	+11.32%
Worst Quarter:	4Q '12	-1.98%

Average Annual Total Returns As of December 31, 2012
Average Annual Returns Ariel Discovery Fund		Average Annual Returns, 1-Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class		15.65%	2.17%	Jan. 31, 2011
Institutional Class (Class I)	[1]	16.09%	2.38%	Dec. 30, 2011
After Taxes on Distributions Investor Class		15.65%	2.17%
After Taxes on Distributions and Sale of Fund Shares Investor Class		10.17%	1.85%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	7.92%	Jan. 31, 2011
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)		18.05%	5.85%	Jan. 31, 2011
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.